Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Description Of Business and Summary Of Significant Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies
Note 1 – Description of Business and Summary of Significant Accounting Policies

Nature of Business – Cactus Ventures, Inc. (the “Company”, “Cactus”), was incorporated under the laws of the State of Nevada on October 6, 1997. The Company was a shell entity that is in the market for a merger with an appropriate operating company.

On December 28, 2012, the Company entered into a transaction (the “Share Exchange”), pursuant to which the Company agreed to acquire 100% of the issued and outstanding equity securities of Actinium Pharmaceuticals, Inc. (“Actinium”), in exchange for the issuance of approximately 99% of the issued and outstanding common stock, par value $0.01 per share, of the Company. The Share Exchange was closed on December 28, 2012 when shareholders representing over 20% of the issued and outstanding shares of Actinium had finished the exchange process.  On March 11, 2013, shareholders representing 55% of the issued and outstanding shares of Actinium completed the exchange.  As a result of the Share Exchange, the former shareholders of Actinium became the controlling shareholders of the Company. At the closing, each Actinium shareholder shall receive 0.333 shares (the “Exchange Ratio”) of Cactus common stock for each Actinium share exchanged. At the closing, all of the Actinium shareholders’ options and warrants to purchase Actinium common stock was exchanged at the Exchange Ratio for new options or warrants, as applicable, to purchase Cactus common stock.  The Share Exchange was accounted for as a reverse takeover/recapitalization effected by a share exchange, wherein Actinium is considered the acquirer for accounting and financial reporting purposes. The capital, share price, and earnings per share amount in these consolidated financial statements for the period prior to the reverse merger were restated to reflect the recapitalization in accordance with the exchange ratio established in the merger except otherwise noted.

Actinium, incorporated on June 13, 2000, is a biotechnology company committed to developing breakthrough therapies for life threatening diseases using its alpha particle immunotherapy (APIT) platform and other related and similar technologies. Actinium, together with its wholly owned subsidiary, MedActinium, Inc. (MAI), (hereinafter referred to collectively as “Actinium”) has initiated collaborative efforts with large institutions to establish the proof of concept of alpha particle immunotherapy and has supported one Phase I/Il clinical trial and one Phase I clinical trial at Memorial Sloan-Kettering Cancer Center (MSKCC) under an MSKCC Physician Investigational New Drug Application. In 2012, Actinium launched a multi-center corporate sponsored trial in acute myeloid leukemia (AML) patients.  Actinium’s objective, through research and development, is to produce reliable cancer fighting products which utilize monoclonal antibodies linked with alpha particle emitters or other appropriate payloads to provide very potent targeted therapies. The initial clinical trials of Actinium’s compounds have been with patients having acute myeloid leukemia and it is believed that Actinium’s APIT platform will have wider applicability for different types of cancer where suitable monoclonal antibodies can be found.

As a result of the Share Exchange, the Company is now a holding company operating through Actinium, a clinical-stage biopharmaceutical company developing certain cancer treatments.

Development Stage Company – The Company is considered a development stage company and has had no commercial revenue to date.

Principles of Consolidation – The consolidated financial statements include the Company’s accounts and those of the Company’s wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates in Financial Statement Presentation – The preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification – Certain prior period amounts have been reclassified to conform to current period presentation.

Cash and Cash Equivalents – The Company considers all highly liquid accounts with original maturities of three months or less to be cash equivalents. Such balances are usually in excess of FDIC insured limits. At December 31, 2012 and 2011, all of the Company’s cash was deposited in one bank.

Property and Equipment – Machinery and equipment are recorded at cost and depreciated on a straight-line basis over estimated useful lives of five years. Furniture and fixtures are recorded at cost and depreciated on a straight-line basis over estimated useful lives of seven years. When assets are retired or sold, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in operations. Repairs and maintenance expenditures are charged to operations.

Impairment of Long-Lived Assets – Management reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be realizable or at a minimum annually during the fourth quarter of the year. If an evaluation is required, the estimated future undiscounted cash flows associated with the asset are compared to the asset’s carrying value to determine if an impairment of such asset is necessary. The effect of any impairment would be to expense the difference between the fair value of such asset and its carrying value.

Derivatives – All derivatives are recorded at fair value on the balance sheet. Fair values for securities traded in the open market and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates.

Fair Value of Financial Instruments – Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs – Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity's own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

The following tables set forth assets and liabilities measured at fair value on a recurring and non-recurring basis by level within the fair value hierarchy as of December 31, 2012 and 2011. As required by ASC 820, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

	Level 1	Level 2	Level 3	Total

Derivative liabilities:
At December 31, 2012	-	-	$3,574,958	$3,574,958
At December 31, 2011	-	-	4,439,613	4,439,613

Income Taxes – The Company uses the asset and liability method in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and income tax carrying amounts of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. A valuation allowance, if necessary, is provided against deferred tax assets, based upon management’s assessment as to their realization.

Research and Development Costs – Research and development costs are expensed as incurred. Research and development reimbursements and grants are recorded by the Company as a reduction of research and development costs.

Share-Based Payments – The Company estimates the fair value of each stock option award at the grant date by using the Black-Scholes option pricing model and value of common shares based on the last common stock valuation done by third party valuation expert of the Company’s common stock on the date of the share grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. As share-based compensation expense is recognized based on awards ultimately expected to vest, the Company reduces the expense for estimated forfeitures based on historical forfeiture rates. Previously recognized compensation costs may be adjusted to reflect the actual forfeiture rate for the entire award at the end of the vesting period. Excess tax benefits, if any, are recognized as an addition to paid-in capital.

Earnings (Loss) Per Common Share – The Company provides basic and diluted earnings per common share information for each period presented. Basic earnings (loss) per common share is computed by dividing the net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per common share is computed by dividing the net income available to common stockholders by the weighted average number of common shares outstanding plus dilutive securities. Since the Company has only incurred losses, basic and diluted net loss per common share are the same.  The potentially dilutive securities (options, warrants and convertible instruments) were excluded from the diluted loss per common share calculation because their effect would have been antidilutive. For the year ended December 31, 2012, potentially issuable shares included stock options to purchase 2,330,134 shares and warrants to purchase 12,770,596 shares of the Company’s common stock. For the year ended December 31, 2011, potentially issuable shares includes options and warrants to purchase 273,859 shares of the Company’s common stock and notes payable convertible to 3,448,276 shares of the Company’s common stock have been excluded from the calculation.

Recent Accounting Pronouncements – The Company does not expect that any recently issued accounting pronouncements will have a significant impact on the results of operations, financial position, or cash flows of the Company.

Subsequent Events – The Company’s management reviewed all material events from January 1, 2013 through March 15, 2013.